Risk Management Section - ING bank portfolio (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets provisions [line items]
Risk rating description	Retail Banking continuously measures its portfolio in terms of payment arrears and on a monthly basis it is determined if there are any significant changes in the level of arrears. This methodology is principally extended to loans to private individuals, such as residential mortgage loans, car loans, and other consumer loans. An obligation is considered ‘past due’ if a payment of interest or principal is more than one day late. ING aims to help its customers as soon as they are past due by communicating (e-mail, SMS, letter or outbound call) to remind them on their payment obligations. In its contacts with the customers, ING aims to solve the (potential) financial difficulties by offering a range of measures (e.g. payment arrangements, restructuring). If the issues cannot be cured, for example because the customer is not able or not willing to pay, the contract is sent to the recovery unit. The facility is downgraded to risk rating 20 (non-performing) when arrears exceed 90 days past due and to risk rating 21 or 22 (no more cure) when the contract is terminated. The table below captures all past due exposures starting from day 1.
Increase in past due exposure for consumer loans	€ 836,747,000,000	€ 834,170,000,000
Deterioration in past due obligations description	The deterioration in past due obligations was a result of the change in the days count methodology related to IFRS 9 and was mainly seen in the 31-60 days bucket and the 61-90 days. The increase in the 1-30 days bucket was driven by increased residential mortgage exposure in Netherlands Retail and Poland Retail, the increase was offset by a decrease in past due exposure in Australia.
Decrease in provisions		(3,000,000)
Provisions	€ 1,713,000,000	2,028,000,000
Decrease of forborne assets	€ (3,100,000,000)
Decrease of forborne assets, percentage	21.00%
Forborne assets	€ 11,819,000,000	€ 14,880,000,000
Percentage of forborne assets	1.60%	2.10%
Economic capital for market risk confidence interval percentage	99.95%
Value at risk confidence interval percentage	99.00%
Floor interest rates	0.00%
Increase decrease in Basis point value per currency	€ (0.034)
BPV impact	€ (3,900,000)
Common equity tier one ratio probability of drop	1.00%
Drop in common equity tier one ratio	0.16%
Investments in associates and joint ventures	€ 1,088,000,000	€ 1,141,000,000
Revaluation reserve relating to equity securities held in available-for-sale portfolio	2,474,000,000	2,656,000,000
Total real estate exposure	934,000,000	1,109,000,000
Change in real estate market risk exposure in the banking books	200,000,000
Additional valuation adjustment	€ 13,000,000
Loan-to-Deposit ratio	105.00%
AMA capital requirement	€ 3,207,000,000	3,242,000,000
Withholding tax will be imposed on withholdable payments	30.00%
Office [member]
Financial assets provisions [line items]
Total real estate exposure	€ 785,000,000	895,000,000
Fair Value Through Profit Or Loss [member]
Financial assets provisions [line items]
Total real estate exposure	100,000,000
At cost [member]
Financial assets provisions [line items]
Total real estate exposure	800,000,000
Asia [Member]
Financial assets provisions [line items]
Total real estate exposure	0	0
Netherlands and Belgium [member] | Office [member]
Financial assets provisions [line items]
Total real estate exposure	780,000,000
Europe [member]
Financial assets provisions [line items]
Total real estate exposure	827,000,000	969,000,000
Europe [member] | Retail And Residential [Member]
Financial assets provisions [line items]
Total real estate exposure	80,000,000
Performing [member]
Financial assets provisions [line items]
Forborne assets	5,849,000,000	7,922,000,000
Non-performing [member]
Financial assets provisions [line items]
Forborne assets	€ 5,969,000,000	6,958,000,000
Minimum [member]
Financial assets provisions [line items]
2020 Ambition of cost/income ratio	50.00%
Maximum [member]
Financial assets provisions [line items]
2020 Ambition of cost/income ratio	52.00%
Downward Scenario [Member]
Financial assets provisions [line items]
Change in NPV-at-Risk	€ 865,000,000
Upward Scenario [member]
Financial assets provisions [line items]
Change in NPV-at-Risk	(1.47)
Equity price risk [member]
Financial assets provisions [line items]
Investments in associates and joint ventures	947,000,000	1,003,000,000
Equity securities held in the available-for-sale	3,983,000,000	4,024,000,000
Equity securities [member]
Financial assets provisions [line items]
Increase (decrease) in available-for-sale portfolio	(41,000,000)
Wholesale Banking [member]
Financial assets provisions [line items]
Decrease of forborne assets	(1,600,000,000)
Forborne assets	€ 6,162,000,000	€ 7,776,000,000
Percentage of forborne assets	2.10%	2.70%
Percentage of forborne assets	72.00%	70.00%
Wholesale Banking [member] | Netherlands [member]
Financial assets provisions [line items]
Decrease of forborne assets	€ (600,000,000)
Forborne assets	€ 1,593,000,000	€ 2,200,000,000
Percentage of forborne assets	26.00%	28.00%
Wholesale Banking [member] | Asia [Member]
Financial assets provisions [line items]
Decrease of forborne assets	€ (200,000,000)
Forborne assets	428,000,000	€ 663,000,000
Wholesale Banking [member] | Performing [member]
Financial assets provisions [line items]
Decrease of forborne assets	(1,200,000,000)
Forborne assets	2,776,000,000	3,978,000,000
Wholesale Banking [member] | Performing [member] | Netherlands [member]
Financial assets provisions [line items]
Forborne assets	816,000,000	1,100,000,000
Wholesale Banking [member] | Performing [member] | Asia [Member]
Financial assets provisions [line items]
Forborne assets	291,000,000	445,000,000
Wholesale Banking [member] | Non-performing [member]
Financial assets provisions [line items]
Decrease of forborne assets	(400,000,000)
Forborne assets	3,386,000,000	3,799,000,000
Wholesale Banking [member] | Non-performing [member] | Netherlands [member]
Financial assets provisions [line items]
Forborne assets	777,000,000	1,100,000,000
Wholesale Banking [member] | Non-performing [member] | Asia [Member]
Financial assets provisions [line items]
Forborne assets	€ 137,000,000	€ 218,000,000
Wholesale Banking [member] | Non-performing exposure [member]
Financial assets provisions [line items]
Percentage of forborne assets	73.00%	67.00%
Retail Banking [Member]
Financial assets provisions [line items]
Decrease of forborne assets	€ (1,400,000,000)
Forborne assets	€ 5,657,000,000	€ 7,104,000,000
Percentage of forborne assets	1.30%	1.70%
Percentage of forborne assets	1.30%
Retail Banking [Member] | Netherlands [member]
Financial assets provisions [line items]
Forborne assets	€ 3,036,000,000	€ 4,301,000,000
Percentage of forborne assets	54.00%	61.00%
Retail Banking [Member] | Netherlands [member] | Residential Mortgages [member]
Financial assets provisions [line items]
Decrease of forborne assets	€ (600,000,000)
Retail Banking [Member] | Asia [Member]
Financial assets provisions [line items]
Forborne assets	2,000,000	€ 1,000,000
Retail Banking [Member] | Performing [member]
Financial assets provisions [line items]
Forborne assets	3,074,000,000	3,944,000,000
Retail Banking [Member] | Non-performing [member]
Financial assets provisions [line items]
Forborne assets	2,583,000,000	3,159,000,000
Retail Banking [Member] | Non-performing exposure [member]
Financial assets provisions [line items]
Forborne assets	2,583,000,000	3,159,000,000
Retail Banking [Member] | Non-performing exposure [member] | Netherlands [member]
Financial assets provisions [line items]
Forborne assets	€ 1,309,000,000	€ 1,906,000,000
Percentage of forborne assets	51.00%	60.00%
Retail Banking [Member] | Non-performing exposure [member] | Asia [Member]
Financial assets provisions [line items]
Forborne assets	€ 0	€ 1,000,000
Loans to consumers [member] | Financial assets past due but not impaired [member]
Financial assets provisions [line items]
Increase in past due exposure for consumer loans	€ 400,000,000
Individually Significant Financial Asset (ISFA) [member]
Financial assets provisions [line items]
Risk rating description	Individually Significant Financial Asset (ISFA) provisions when there is objective evidence that a financial asset is defaulted as result of one or more prescribed default trigger events. In such cases, ING assigns a risk rating 20, 21 or 22.
Threshold amount	€ 1,000,000
Provisions	2,511,000,000	3,044,000,000
Individually Not Significant Financial Asset (INSFA) [member]
Financial assets provisions [line items]
Provisions	1,391,000,000	1,443,000,000
Incurred but not recognised (IBNR) [member]
Financial assets provisions [line items]
Provisions	726,000,000	821,000,000
ING Bank portfolio [member]
Financial assets provisions [line items]
Risk costs	€ 676,000,000	€ 974,000,000
Increase in risk costs	0.22%	0.31%
Decrease in provisions	€ 700,000,000
Provisions	€ 4,600,000,000
Provisions coverage ratio	37.10%	39.00%
Transportation & Logistics [member] | Wholesale Banking [member]
Financial assets provisions [line items]
Decrease of forborne assets	€ 300,000,000
Forborne assets	988,000,000	€ 1,319,000,000
Transportation & Logistics [member] | Wholesale Banking [member] | Asia [Member]
Financial assets provisions [line items]
Decrease of forborne assets	(100,000,000)
Transportation & Logistics [member] | Wholesale Banking [member] | Performing [member]
Financial assets provisions [line items]
Forborne assets	398,000,000	685,000,000
Transportation & Logistics [member] | Wholesale Banking [member] | Non-performing [member]
Financial assets provisions [line items]
Forborne assets	590,000,000	634,000,000
Natural resources [Member] | Wholesale Banking [member]
Financial assets provisions [line items]
Decrease of forborne assets	400,000,000
Forborne assets	1,995,000,000	2,385,000,000
Natural resources [Member] | Wholesale Banking [member] | Asia [Member]
Financial assets provisions [line items]
Decrease of forborne assets	(100,000,000)
Natural resources [Member] | Wholesale Banking [member] | Performing [member]
Financial assets provisions [line items]
Forborne assets	743,000,000	1,232,000,000
Natural resources [Member] | Wholesale Banking [member] | Non-performing [member]
Financial assets provisions [line items]
Forborne assets	1,251,000,000	1,152,000,000
Real estate [member] | Wholesale Banking [member]
Financial assets provisions [line items]
Decrease of forborne assets	300,000,000
Forborne assets	1,467,000,000	1,775,000,000
Real estate [member] | Wholesale Banking [member] | Performing [member]
Financial assets provisions [line items]
Forborne assets	824,000,000	1,015,000,000
Real estate [member] | Wholesale Banking [member] | Non-performing [member]
Financial assets provisions [line items]
Forborne assets	€ 643,000,000	€ 759,000,000